SEGMENT REPORTING - Revenues by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 593,466	$ 503,327	$ 570,341
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	518,170	441,305	438,832
Non-PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 75,296	$ 62,022	$ 131,509